REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 39,213	$ 40,170
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		10,385	11,072
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	[1]	4,458	4,101
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		20,813	23,137
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 3,557	$ 1,860

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.